STOCK BASED AWARDS	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
NOTE 10 - STOCK BASED AWARDS

On December 29, 2017 (“Effective Date”), the Company adopted the CURE Pharmaceutical Holding Corp. 2017 Equity Incentive Plan (the “Plan”), pursuant to which an aggregate of 5,000,000 shares of the common stock of the Company are available for grant. The Board of Directors have determined that it is in the best interests of the Company and its stockholders to provide an additional incentive for certain employees, including executive officers, and non-employee members of the Board of Directors of the Company by granting to them awards with respect to the common stock of the Company pursuant to the Plan. The Plan seeks to achieve this purpose by providing for awards in the form of Options, Stock Appreciation Rights, Restricted Stock Awards, Restricted Stock Units, Performance Shares, Performance Units, Cash-Based Awards and Other Stock-Based Awards (“Awards”). The Plan will continue in effect until its termination by the Committee; provided, however, that all Awards must be granted, if at all, within ten (10) years from the Effective Date.

On April 6, 2018, the Company awarded 371,250 Restricted Common Stock (“RCS”), 1,251,700 Nonstatutory Stock Options (“NSO”) and 932,750 Incentive Stock Options (“ISO”) to employees, including executive officers, non-employee members of the Board of Directors of the Company, members of the Advisory Board Committee and consultants at a $0.74 price per share. Vesting period for the awarded RCS, NSO and ISO’s range from immediate to quarterly over a 4 year period. For NSO’s and ISO awarded, the term to exercise their NSO or ISO is 10 years.

Stock Options

The Company’s stock option activity was as follows:

	Options	Weighted Average Exercise Price	Weighted Average Contractual Remaining Life
Outstanding, December 31, 2017	-	-	-
Granted	2,184,450	0.73	9.52
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, September 30, 2018	2,184,450	0.73	9.52
Exercisable at September 30, 2018	655,634	0.74	9.52

Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Warrants Exercisable	Weighted Average Exercise Price
$0.61-$0.74	2,184,450	9.52	0.73	655,634	0.74
	2,184,450	9.52	0.73	655,634	0.74

The aggregate intrinsic value of options outstanding and exercisable at September 30, 2018 was $644.

The aggregate grant date fair value of options granted during the nine months ended September 30, 2018 and year ended December 31, 2017 amounted to $1,299,862 and $0, respectively. Compensation expense related to stock options was $76,407 and $390,136 for the three and nine month periods ended September 30, 2018, respectively. No compensation expense related to stock options were incurred during the three and nine month periods ended September 30, 2017.

As of September 30, 2018, the total unrecognized fair value compensation cost related to unvested stock options was $909,726, which is to be recognized over a remaining weighted average period of approximately 9.52years.

The weighted-average fair value of options granted during the nine months ended September 30, 2018 and year ended December 31, 2017, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes-Merton (“Black-Scholes”) option pricing model are as follows:

	September 30, 2018	December 31, 2017
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	2.94%	0%
Expected stock price volatility	146.68%	0%
Expected dividend payout	-	-
Expected option life (in years)	10	-
Expected forfeiture rate	0%	0%

Restricted Stock

The Company’s restricted stock activity was as follows:

Compensation expense related to restricted shares was $23,125 and $170,663 for the three and nine month periods ended September 30, 2018, respectively. There was no compensation expense related to restricted shares for the three and nine month periods ended September 30, 2017. Information relating to non-vested restricted award shares is as follows:

	Restricted Stock Shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2017	-	-
Granted	371,250	0.74
Vested	(230,625)	0.74
Forfeited/Expired	-	-
Non-vested, September 30, 2018	140,625	0.74